Reportable Segment Information (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Segment Reporting [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments

	Successor
	Period from May 22, 2020 through December 31, 2020
	Cyber & Engineering	Analytics	Total
Revenues	$15,584	$15,968	$31,552
Segment adjusted gross margin	3,570	7,799	11,369
	23%	49%	36%
Research and development costs excluded from segment adjusted gross margin			(2,694)
Operating expenses:
Selling, general and administrative			7,909
Research and development			530
Transaction expenses			10,091

Operating loss			(9,855)
Interest expens e			616

Loss before taxes			$(10,471)

	Successor
	Three months ended September 30, 2021
	Cyber & Engineering	Analytics	Total
Revenues	$19,229	$20,990	$40,219
Segment adjusted gross margin	4,126	10,317	14,443
	21%	49%	36%
Research and development costs excluded from segment gross margin			(3,645)
Operating expenses:
Selling, general and administrative			12,038
Research and development			1,363

Operating loss			(2,603)
Interest expense			1,870
Other income			—

Loss before taxes			$(4,473)

	Successor
	Nine months ended September 30, 2021
	Cyber & Engineering	Analytics	Total
Revenues	$58,039	$54,061	$112,100
Segment adjusted gross margin	12,701	26,042	38,743
	22%	48%	35%
Research and development costs excluded from segment gross margin			(8,502)
Operating expenses:
Selling, general and administrative			32,557
Research and development			4,158

Operating loss			(6,474)
Interest expens e			5,579
Other income			1

Loss before taxes			$(12,052)

All revenues were generated within the United States of America.